Impairment Testing of Acquired Development Programs Not Yet Available for Use - Summary of Carrying Amount of Acquired Development Programs (Detail) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	£ 24,116	£ 24,564
BPS-804/UX143 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	2,159	2,159
MPH-966 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	7,760	8,208
BGS-649 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	9,886	9,886
BCT-197 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	£ 4,311	£ 4,311